SIGNIFICANT TRANSACTIONS - Schedule of SPAC Merger (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from SPAC Trust	$ 178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	$ 132	$ 132	$ 0	$ 0
Number of shares (in shares)	23,921,083
SPAC Merger equity issued	$ 298
Kyivstar Group professional fees	(30)
SPAC Merger equity issued, net of transaction costs	268
Fair value of consideration	324
Fair value of Cohen Circle Net Assets acquired	162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)	$ 162	$ 162	$ 0	$ 0
Public Investors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 12.70
Number of shares (in shares)	17,152,985
SPAC Merger equity issued	$ 218
Shares issued (in dollars per share)	$ 12.70
Public Investors | Shares issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	12.70
Shares issued (in dollars per share)	$ 12.70
Number issued (in shares)	17,152,985
Fair value of consideration	$ 218
Public Investors | Warrants issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 3.35
Shares issued (in dollars per share)	$ 3.35
Number issued (in shares)	7,666,629
Fair value of consideration	$ 26
Non-Redeeming Shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 12.70
Number of shares (in shares)	757,745
SPAC Merger equity issued	$ 10
Shares issued (in dollars per share)	$ 12.70
Non-Redeeming Shareholders | Shares issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	12.70
Shares issued (in dollars per share)	$ 12.70
Number issued (in shares)	757,745
Fair value of consideration	$ 10
Sponsor and Cantor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 12.70
Number of shares (in shares)	4,686,515
SPAC Merger equity issued	$ 59
Shares issued (in dollars per share)	$ 12.70
Sponsor | Shares issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	12.70
Shares issued (in dollars per share)	$ 12.70
Number issued (in shares)	4,686,515
Fair value of consideration	$ 59
Sponsor Vesting Shares, Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 8.70
Number of shares (in shares)	661,919
SPAC Merger equity issued	$ 6
Shares issued (in dollars per share)	$ 8.70
Sponsor Vesting Shares, Tranche 1 | Shares issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	8.70
Shares issued (in dollars per share)	$ 8.70
Number issued (in shares)	661,919
Fair value of consideration	$ 6
Sponsor Vesting Shares, Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	$ 8.10
Number of shares (in shares)	661,919
SPAC Merger equity issued	$ 5
Shares issued (in dollars per share)	$ 8.10
Sponsor Vesting Shares, Tranche 2 | Shares issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in dollars per share)	8.10
Shares issued (in dollars per share)	$ 8.10
Number issued (in shares)	661,919
Fair value of consideration	$ 5